Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Intangible Assets [Line Items]
Gross	$ 284,493	$ 284,493
Accumulated Amortization	(238,843)	(214,472)
Net	45,650	70,021
Exchange rate fluctuations	208	172
Total Intangible assets	45,858	70,193
Intangible asset additions	0	6,000
Customer lists
Intangible Assets [Line Items]
Gross	197,370	197,370
Accumulated Amortization	(158,008)	(139,957)
Net	39,362	57,413
Intellectual property
Intangible Assets [Line Items]
Gross	69,100	69,100
Accumulated Amortization	(64,038)	(58,421)
Net	5,062	10,679
Trademarks
Intangible Assets [Line Items]
Gross	12,857	12,857
Accumulated Amortization	(11,631)	(10,928)
Net	1,226	1,929
Proprietary databases
Intangible Assets [Line Items]
Gross	4,256	4,256
Accumulated Amortization	(4,256)	(4,256)
Net	0	0
Non-compete agreements
Intangible Assets [Line Items]
Gross	910	910
Accumulated Amortization	(910)	(910)
Net	$ 0	$ 0